Fair Value Measurements (Tables)	12 Months Ended
Aug. 31, 2012
Fair Value Measurements [Abstract]
Assets and liabilities measured at fair value on a recurring basis
Assets and liabilities measured at fair value on a recurring basis were as follows (in millions):

	August 31, 2012	Level 1	Level 2	Level 3
Assets:
Money market funds	$820	$820	$-	$-
Interest rate swaps	63	-	63	-
Forward interest rate swaps	-	-	-	-

	August 31, 2011	Level 1	Level 2	Level 3
Assets:
Money market funds	$1,239	$1,239	$-	$-
Interest rate swaps	63	-	63	-

Assets measured at fair value on a non-recurring basis	Assets measured at fair value on a nonrecurring basis were as follows (in millions):
	August 31, 2012	Level 1	Level 2	Level 3
Assets:
Alliance Boots call option	$866	$-	$-	$866